Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current period income tax	$ 9	$ 51
Withholding tax	11	319
Total current tax expense	20	370
Origination and reversal of temporary differences	(16,287)	1,834
Adjustments for prior periods	2,715	(1,138)
Change in unrecognized deductible temporary differences	13,572	(696)
Total deferred tax expense	0	0
Total income tax expense	$ 20	$ 370